FORM N-SAR
     SEMI-ANNUAL REPORT
     FOR REGISTERED INVESTMENT
     COMPANIES

     Report for six month perid ending:       //      (a)

     or fiscal year ending: 12/31/96 (b)

     Is this a transition report?  (Y/N)  N

     Is this an amendment to a previous filing?  (Y/N)   N

     Those items or sub-items with a "* " after the item number should be completed only if the answer has changed from the previous filing on this form.


     1.   A.  Registrant Name:The Variable Annuity Life
     Insurance Company - Separate Account A

     B.  File Number: 811- 3240

     C.  Telephone Number: (713) 831-5301

     2.   A.  Street: 2929 Allen Parkway

     B.  City: Houston   C.  State: TX       D.  Zip Code:
     77019 Zip Ext:

     E.  Foreign Country:                         Foreign Postal
     Code:

     3.   Is this the first filing on this form by Registrant?  (Y/N)  N

     4.   Is this the last filing on this form by Registrant?  (Y/N)   N

     5.   Is Registrant a small business investment company
     (SBIC)?  (Y/N)               N
     [If answer is "Y" (Yes), complete only items 89 through 110.]

     6.   Is Registrant a unit investment trust (UIT)? (Y/N)     Y
     [If answer is "Y" (Yes) complete only items 111 through 132.]

     7.   A.  Is Registrant a series or multiple portfolio company? (Y/N)

     [If answer is "N" (No), go to item 8.]

     8. B. How many separate series or portfolios did Registrant have at the end of the period?



     For period ending   12-31-96
     File number 811-3240

     123. * State the total value of the additional units considered in answering item 122 ($000's omitted)
     ________________________________________$________

     124. * State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted)
      ______________________________$_______

     125. * State the total dollar amount of sales loads collected (before reallowances to to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted)______________________________$________

     126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted)__$_______

     127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

     Number of  Total Assets   Total Income
     Series       ($000's    Distributions
     Investing    omitted)    ($000's omitted)

     A.  U.S. Treasury direct issue________  _______
     $________ $___________

     B.  U.S. Government agency_________     _______
     $________ $___________

     C.  State and municpal tax-free_______  _______
     $________ $___________

     D.  Public utility debt_______________  _______
     $________ $___________

     E.  Brokers or dealers debt or debt of
     Brokers or dealers' parent________ _______
     $________ $___________

     F.  All other corporate intermed. & long-
     term debt______________________    _______
     $________ $___________

     G.  All other corporate short-term debt_     _______
     $________ $___________

     H.  Equity securites of brokers or dealers
     or parents of brokers or dealers____   _______
     $________ $___________

     I.  Investment company equity securities__   _______
     $________ $___________

     J.  All other equity securities___________        1
     $6,856,560     $___________

     K.  Other securities__________________  _______
     $________ $___________

     L.  Total assets of all series of Registrant_           1
     $6,856,560     $___________


     For period ending 12-31-96
     File number 811 - 3240

     128. * Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)______

     [If answer is "N" (No), go to item 131.]

     129. * Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period?
     (Y/N)______

     [If answer is "N" (No), go to item 131.]

     130. * In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)____________

     131.  Total expenses incurred by all series of Registrant
     during the current reporting period ($000's omitted)
     $57,397

     132. * List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

     811-_____ 811-_____ 811-_____ 811-_____
     811-_____ 811-_____ 811-_____ 811-_____
     811-_____ 811-_____ 811-_____ 811-_____
     811-_____ 811-_____811-_____ 811-_____
     811-_____ 811-_____ 811-_____811-_____
     811-_____ 811-_____ 811-_____ 811-_____
     811-_____ 811-_____ 811-_____ 811-_____
     811-_____ 811-_____ 811-_____ 811-_____
     811-_____ 811-_____ 811-_____ 811-_____
     811-_____ 811-_____ 811-_____ 811-_____
     811-_____ 811-_____ 811-_____ 811-_____
     811-_____